INVESTMENTS IN AFFILIATES (Details 3) $ in Thousands					1 Months Ended				3 Months Ended	12 Months Ended
	Sep. 08, 2015 USD ($)	May. 23, 2012 USD ($)	Jul. 04, 2011 USD ($)	Dec. 17, 2009 USD ($) item	Dec. 31, 2014	Aug. 31, 2013 USD ($) item	Sep. 30, 2012 USD ($)	Mar. 31, 2012	Jun. 30, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Investments in affiliates
Cash consideration for acquisition of the entity										$ 84,389	$ 72	$ 4,278
Ownership Percentage								5.00%
Equity in earnings (loss) of unconsolidated investees										$ (643)	$ 487	$ (3,064)
Gaochuangte
Investments in affiliates
Ownership Percentage					40.00%					40.00%	40.00%
GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.
Investments in affiliates
Ownership Percentage					10.00%					10.00%	10.00%
CSI Skypower
Investments in affiliates
Cash consideration for acquisition of the entity		$ 3,429
Ownership Percentage					50.00%	50.00%				50.00%	50.00%
Number of board members designated by the acquired entity | item						2
Number of board members | item						4
Cash consideration for acquisition of the interest						$ 4,000
City Light
Investments in affiliates
Ownership Percentage										5.00%
Suzhou Financial Leasing Co., Ltd.
Investments in affiliates
Ownership Percentage										6.00%
Tranquillity
Investments in affiliates
Ownership Percentage										49.00%
Roserock
Investments in affiliates
Ownership Percentage										49.00%
Garland
Investments in affiliates
Ownership Percentage										49.00%
SZCC, or CSI Cells | Gaochuangte
Investments in affiliates
Cash consideration for acquisition of the entity				$ 2,929
Ownership Percentage				40.00%
Number of board members designated by the acquired entity | item				1
Number of board members | item				3
Cash consideration for acquisition of the interest			$ 3,119
SZSP | GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.
Investments in affiliates
Cash consideration for acquisition of the entity			$ 2,549
Ownership Percentage			10.00%
SZSP | Suzhou Financial Leasing Co., Ltd.
Investments in affiliates
Cash consideration for acquisition of the interest	$ 13,860
Voting interest hold (as a percent)	6.00%
USPH | 2 separate utility-scale solar power projects
Investments in affiliates
Ownership Percentage					5.00%						5.00%
Percentage of interest sold					95.00%
USPH | City Light
Investments in affiliates
Percentage of interest sold								95.00%
USPH | Utility scale solar power projects
Investments in affiliates
Cash consideration for acquisition of the interest							$ 15,875		$ 5,791
USPH | Utility scale solar power projects | Minimum
Investments in affiliates
Ownership Percentage							21.00%
USPH | Utility scale solar power projects | Maximum
Investments in affiliates
Ownership Percentage							30.00%